Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment, gross		$ 615,000	$ 348,000
Less: Accumulated depreciation		(269,000)	(261,000)
Property, plant and equipment, net	$ 397,000	346,000	87,000
Vehicles [Member]
Property, plant and equipment, gross		20,000	1,000
Machinery and Equipment [Member]
Property, plant and equipment, gross		246,000	112,000
Office Equipment [Member]
Property, plant and equipment, gross		233,000	162,000
Furniture and Equipment [Member]
Property, plant and equipment, gross		116,000	39,000
Leasehold Improvements [Member]
Property, plant and equipment, gross			$ 34,000